Segmented Information - Information by Reportable Segment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 2,487	$ 2,130	$ 5,322	$ 4,669
Energy supply costs	797	593	1,880	1,442
Operating expenses	659	611	1,328	1,261
Depreciation and amortization	417	369	824	741
Operating income	614	557	1,290	1,225
Other income, net	35	42	77	92
Finance charges	266	255	524	507
Income tax expense	53	48	120	118
Net earnings	330	296	723	692
Non-controlling interests	30	27	57	52
Preference share dividends	16	16	32	32
Net earnings attributable to common equity shareholders	284	253	634	608
Additions to property, plant and equipment and intangible assets	885	790	1,800	1,594
Goodwill	11,911	11,526	11,911	11,526	$ 11,720
Total assets	59,954	55,895	59,954	55,895	$ 57,659
Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue	0	0	0	0
Energy supply costs	0	0	0	0
Operating expenses	0	0	0	0
Depreciation and amortization	0	0	0	0
Operating income	0	0	0	0
Other income, net	0	0	0	0
Finance charges	0	0	0	0
Income tax expense	0	0	0	0
Net earnings	0	0	0	0
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	0	0	0	0
Additions to property, plant and equipment and intangible assets	0	0	0	0
Goodwill	0	0	0	0
Total assets	(150)	(179)	(150)	(179)
Regulated | Operating segments
Segment Reporting Information [Line Items]
Revenue	2,454	2,121	5,276	4,631
Energy supply costs	796	592	1,877	1,440
Operating expenses	645	592	1,290	1,219
Depreciation and amortization	412	364	814	731
Operating income	601	573	1,295	1,241
Other income, net	35	37	71	75
Finance charges	227	220	449	437
Income tax expense	74	69	172	164
Net earnings	335	321	745	715
Non-controlling interests	30	27	57	52
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	305	294	688	663
Additions to property, plant and equipment and intangible assets	879	787	1,789	1,590
Goodwill	11,884	11,499	11,884	11,499
Total assets	59,028	54,993	59,028	54,993
Regulated | Operating segments | ITC
Segment Reporting Information [Line Items]
Revenue	468	418	928	844
Energy supply costs	0	0	0	0
Operating expenses	120	115	243	232
Depreciation and amortization	94	70	186	142
Operating income	254	233	499	470
Other income, net	10	12	19	21
Finance charges	83	78	163	157
Income tax expense	41	41	82	82
Net earnings	140	126	273	252
Non-controlling interests	26	23	50	46
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	114	103	223	206
Additions to property, plant and equipment and intangible assets	272	244	607	546
Goodwill	7,900	7,609	7,900	7,609
Total assets	21,993	20,307	21,993	20,307
Regulated | Operating segments | UNS Energy
Segment Reporting Information [Line Items]
Revenue	648	556	1,186	1,078
Energy supply costs	272	204	482	404
Operating expenses	167	153	329	330
Depreciation and amortization	92	83	181	166
Operating income	117	116	194	178
Other income, net	3	11	6	27
Finance charges	30	31	61	59
Income tax expense	13	13	19	18
Net earnings	77	83	120	128
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	77	83	120	128
Additions to property, plant and equipment and intangible assets	159	185	321	337
Goodwill	1,779	1,713	1,779	1,713
Total assets	11,796	11,218	11,796	11,218
Regulated | Operating segments | Central Hudson
Segment Reporting Information [Line Items]
Revenue	281	207	656	492
Energy supply costs	101	59	263	140
Operating expenses	143	116	292	247
Depreciation and amortization	26	22	51	45
Operating income	11	10	50	60
Other income, net	15	8	30	17
Finance charges	13	11	26	23
Income tax expense	3	1	12	9
Net earnings	10	6	42	45
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	10	6	42	45
Additions to property, plant and equipment and intangible assets	65	72	129	133
Goodwill	581	559	581	559
Total assets	4,587	3,899	4,587	3,899
Regulated | Operating segments | FortisBC Energy
Segment Reporting Information [Line Items]
Revenue	396	317	1,090	903
Energy supply costs	181	108	535	362
Operating expenses	88	88	171	172
Depreciation and amortization	75	70	150	141
Operating income	52	51	234	228
Other income, net	5	3	9	5
Finance charges	35	37	71	73
Income tax expense	5	2	36	34
Net earnings	17	15	136	126
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	17	15	136	126
Additions to property, plant and equipment and intangible assets	134	99	264	192
Goodwill	913	913	913	913
Total assets	8,272	7,722	8,272	7,722
Regulated | Operating segments | FortisAlberta
Segment Reporting Information [Line Items]
Revenue	169	162	336	320
Energy supply costs	0	0	0	0
Operating expenses	42	39	84	78
Depreciation and amortization	61	58	121	115
Operating income	66	65	131	127
Other income, net	0	0	1	1
Finance charges	28	27	54	53
Income tax expense	3	2	7	4
Net earnings	35	36	71	71
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	35	36	71	71
Additions to property, plant and equipment and intangible assets	119	82	230	186
Goodwill	228	228	228	228
Total assets	5,328	5,157	5,328	5,157
Regulated | Operating segments | FortisBC Electric
Segment Reporting Information [Line Items]
Revenue	108	108	237	228
Energy supply costs	18	22	61	61
Operating expenses	33	33	66	63
Depreciation and amortization	17	16	34	32
Operating income	40	37	76	72
Other income, net	1	2	3	3
Finance charges	19	18	37	36
Income tax expense	3	4	5	6
Net earnings	19	17	37	33
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	19	17	37	33
Additions to property, plant and equipment and intangible assets	30	30	60	58
Goodwill	235	235	235	235
Total assets	2,565	2,474	2,565	2,474
Regulated | Operating segments | Other Electric
Segment Reporting Information [Line Items]
Revenue	384	353	843	766
Energy supply costs	224	199	536	473
Operating expenses	52	48	105	97
Depreciation and amortization	47	45	91	90
Operating income	61	61	111	106
Other income, net	1	1	3	1
Finance charges	19	18	37	36
Income tax expense	6	6	11	11
Net earnings	37	38	66	60
Non-controlling interests	4	4	7	6
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	33	34	59	54
Additions to property, plant and equipment and intangible assets	100	75	178	138
Goodwill	248	242	248	242
Total assets	4,487	4,216	4,487	4,216
Non-Regulated | Operating segments | Energy Infrastructure
Segment Reporting Information [Line Items]
Revenue	33	9	46	38
Energy supply costs	1	1	3	2
Operating expenses	8	9	20	18
Depreciation and amortization	4	4	8	8
Operating income	20	(5)	15	10
Other income, net	0	1	0	1
Finance charges	0	0	0	0
Income tax expense	1	1	2	2
Net earnings	19	(5)	13	9
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Net earnings attributable to common equity shareholders	19	(5)	13	9
Additions to property, plant and equipment and intangible assets	6	3	11	4
Goodwill	27	27	27	27
Total assets	776	723	776	723
Non-Regulated | Operating segments | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	0	0	0
Energy supply costs	0	0	0	0
Operating expenses	6	10	18	24
Depreciation and amortization	1	1	2	2
Operating income	(7)	(11)	(20)	(26)
Other income, net	0	4	6	16
Finance charges	39	35	75	70
Income tax expense	(22)	(22)	(54)	(48)
Net earnings	(24)	(20)	(35)	(32)
Non-controlling interests	0	0	0	0
Preference share dividends	16	16	32	32
Net earnings attributable to common equity shareholders	(40)	(36)	(67)	(64)
Additions to property, plant and equipment and intangible assets	0	0	0	0
Goodwill	0	0	0	0
Total assets	$ 300	$ 358	$ 300	$ 358